Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	461,838	$22,694,804
OMV AG	203,316	10,275,274
Verbund AG	93,412	7,669,772
voestalpine AG	146,932	4,300,556
		44,940,406
Belgium — 2.8%
Ageas SA/NV	219,070	10,928,899
Anheuser-Busch InBev SA/NV	1,232,462	77,757,935
Argenx SE(a)	81,512	30,147,009
D'ieteren Group	29,468	6,434,952
Elia Group SA/NV	40,365	4,111,316
Groupe Bruxelles Lambert NV	120,974	9,277,112
KBC Group NV	342,762	25,032,132
Lotus Bakeries NV	558	5,921,375
Sofina SA	21,170	5,151,446
Syensqo SA	101,610	10,169,455
UCB SA	173,828	24,382,955
Umicore SA	290,313	5,750,011
Warehouses De Pauw CVA	242,295	7,101,545
		222,166,142
Finland — 3.0%
Elisa OYJ	195,078	9,089,778
Fortum OYJ	621,091	9,489,623
Kesko OYJ, Class B	376,710	6,852,804
Kone OYJ, Class B	467,181	23,835,128
Metso OYJ	852,725	10,428,317
Neste OYJ	580,397	12,185,006
Nokia OYJ	7,317,491	28,621,613
Nordea Bank Abp, New	4,344,815	53,411,877
Orion OYJ, Class B	147,701	6,006,653
Sampo OYJ, Class A	619,163	26,503,063
Stora Enso OYJ, Class R	799,158	11,707,137
UPM-Kymmene OYJ	731,903	27,978,524
Wartsila OYJ Abp	689,835	14,463,964
		240,573,487
France — 34.9%
Accor SA	265,931	11,601,639
Aeroports de Paris SA	47,615	6,823,016
Air Liquide SA	719,741	141,698,147
Airbus SE	814,985	138,630,245
Alstom SA(b)	396,184	7,798,388
Amundi SA(c)	84,764	6,540,710
ArcelorMittal SA	643,314	16,972,276
Arkema SA	82,260	8,429,670
AXA SA	2,486,218	89,768,438
BioMerieux	57,277	6,082,237
BNP Paribas SA	1,413,754	104,358,533
Bollore SE	989,410	6,663,865
Bouygues SA	262,286	10,278,635
Bureau Veritas SA	436,371	13,142,271
Capgemini SE	213,376	43,230,392
Carrefour SA	777,136	12,673,148
Cie. de Saint-Gobain SA	625,158	55,195,991
Cie. Generale des Etablissements Michelin SCA	929,802	37,708,149
Covivio SA/France	70,483	3,668,392
Credit Agricole SA	1,462,665	23,798,847
Danone SA	879,781	56,736,935
Dassault Aviation SA	27,743	6,021,169
Dassault Systemes SE	917,857	37,303,455
Edenred SE	343,694	16,037,274
Security	Shares	Value

France (continued)
Eiffage SA	100,988	$11,173,315
Engie SA	2,508,102	42,491,267
EssilorLuxottica SA	404,605	90,734,213
Eurazeo SE	62,610	5,284,941
Eurofins Scientific SE	185,587	11,202,560
Euronext NV(c)	110,175	10,848,509
Gecina SA	63,625	6,867,513
Getlink SE	414,890	7,311,413
Hermes International SCA	43,438	103,105,262
Ipsen SA	51,650	6,775,720
Kering SA	102,101	35,297,859
Klepierre SA	294,869	8,558,840
La Francaise des Jeux SAEM(c)	144,532	5,203,227
Legrand SA	362,361	39,346,180
L'Oreal SA	330,028	162,901,857
LVMH Moet Hennessy Louis Vuitton SE	378,230	302,486,871
Orange SA	2,550,118	29,776,868
Pernod Ricard SA	280,644	42,027,243
Publicis Groupe SA	313,919	35,260,881
Remy Cointreau SA	32,507	3,043,753
Renault SA	265,225	15,579,364
Rexel SA	311,718	9,473,067
Safran SA	468,803	109,796,095
Sanofi SA	1,561,246	152,849,022
Sartorius Stedim Biotech	40,300	8,027,967
Schneider Electric SE	746,383	186,207,713
SEB SA	34,553	4,283,064
Societe Generale SA	988,907	29,620,564
Sodexo SA	121,761	11,340,585
STMicroelectronics NV	935,015	39,484,352
Teleperformance SE	73,962	8,460,654
Thales SA	130,013	23,611,811
TotalEnergies SE	2,946,285	215,857,926
Unibail-Rodamco-Westfield, New	162,860	14,349,562
Veolia Environnement SA	943,399	31,582,017
Vinci SA	685,421	85,535,081
Vivendi SE	988,800	10,888,673
		2,777,807,631
Germany — 24.1%
adidas AG	222,189	56,273,873
Allianz SE, Registered	537,257	157,275,364
BASF SE	1,224,128	64,788,942
Bayer AG, Registered	1,349,603	41,520,751
Bayerische Motoren Werke AG	437,524	44,628,504
Bechtle AG	113,799	5,554,541
Beiersdorf AG	138,703	21,745,431
Brenntag SE	181,829	13,098,208
Carl Zeiss Meditec AG, Bearer	55,997	5,180,036
Commerzbank AG	1,444,884	24,533,232
Continental AG	150,774	10,275,929
Covestro AG(a)(c)	258,953	13,952,147
CTS Eventim AG & Co. KGaA	85,584	7,373,312
Daimler Truck Holding AG	733,661	31,390,557
Delivery Hero SE, Class A(a)(b)(c)	263,202	8,062,378
Deutsche Bank AG, Registered	2,599,018	43,248,850
Deutsche Boerse AG	260,752	51,961,759
Deutsche Lufthansa AG, Registered	830,023	5,813,473
Deutsche Telekom AG, Registered	4,445,426	108,087,415
DHL Group, Registered	1,356,967	57,128,750
E.ON SE	3,082,943	41,287,144
Evonik Industries AG	351,939	7,752,692
Fresenius Medical Care AG & Co. KGaA	282,261	12,039,649

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA(a)	578,282	$18,450,831
GEA Group AG	212,723	8,905,354
Hannover Rueck SE	82,798	20,584,296
Heidelberg Materials AG	187,285	19,641,209
Henkel AG & Co. KGaA	141,861	11,367,317
Infineon Technologies AG	1,791,120	72,465,929
Knorr-Bremse AG	99,938	7,696,520
LEG Immobilien SE	102,355	9,102,852
Mercedes-Benz Group AG	1,098,415	79,719,953
Merck KGaA	177,261	32,217,175
MTU Aero Engines AG	73,868	18,452,079
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	187,171	93,341,777
Nemetschek SE	79,541	7,309,410
Puma SE	145,326	7,547,061
Qiagen NV, NVS	303,706	13,002,920
Rational AG	7,036	6,004,285
Rheinmetall AG	59,864	34,506,782
RWE AG	865,137	32,878,804
SAP SE	1,432,199	261,173,419
Scout24 SE(c)	103,677	7,798,939
Siemens AG, Registered	1,042,369	200,907,283
Siemens Energy AG(a)	822,213	22,389,874
Siemens Healthineers AG(c)	386,128	22,532,199
Symrise AG, Class A	182,329	21,779,303
Talanx AG(a)	89,160	7,111,986
Volkswagen AG	40,477	5,803,875
Vonovia SE(b)	1,003,687	31,551,510
Zalando SE(a)(c)	308,537	8,194,514
		1,915,410,393
Ireland — 1.1%
AIB Group PLC	2,334,618	13,285,563
Bank of Ireland Group PLC	1,446,098	16,620,076
Kerry Group PLC, Class A	216,893	18,375,666
Kingspan Group PLC	214,337	20,648,791
Smurfit Kappa Group PLC	357,981	17,459,800
		86,389,896
Italy — 8.1%
Amplifon SpA	171,434	6,336,727
Assicurazioni Generali SpA	1,398,898	36,005,651
Banco BPM SpA	1,766,410	12,744,601
Davide Campari-Milano NV	853,222	8,547,348
DiaSorin SpA	31,381	3,386,608
Enel SpA	11,155,189	80,994,535
Eni SpA	2,928,122	46,247,846
Ferrari NV	172,883	71,241,971
FinecoBank Banca Fineco SpA	838,800	13,604,111
Infrastrutture Wireless Italiane SpA(c)	463,108	5,077,477
Intesa Sanpaolo SpA	20,060,441	79,022,727
Leonardo SpA	473,903	12,189,697
Mediobanca Banca di Credito Finanziario SpA	701,687	11,106,039
Moncler SpA	301,525	20,120,593
Nexi SpA(a)(c)	824,660	5,489,398
Poste Italiane SpA(c)	632,666	8,690,941
Prysmian SpA	361,666	23,786,674
Recordati Industria Chimica e Farmaceutica SpA	143,867	7,593,712
Snam SpA	2,778,183	13,181,714
Stellantis NV	3,039,544	67,344,222
Telecom Italia SpA/Milano(a)	13,670,500	3,603,614
Tenaris SA, NVS	649,161	10,725,664
Terna - Rete Elettrica Nazionale	1,939,108	16,320,466
Security	Shares	Value

Italy (continued)
UniCredit SpA	2,076,031	$82,652,217
		646,014,553
Netherlands — 15.1%
ABN AMRO Bank NV, CVA(c)	593,585	10,153,877
Adyen NV(a)(c)	29,843	38,699,899
Aegon Ltd.	1,866,725	12,108,071
AerCap Holdings NV	280,845	26,037,140
Akzo Nobel NV	234,591	16,454,833
ASM International NV	58,741	41,336,608
ASML Holding NV	548,045	524,353,054
ASR Nederland NV	219,071	10,602,682
BE Semiconductor Industries NV	106,113	15,786,199
Coca-Cola Europacific Partners PLC	284,425	20,964,967
DSM-Firmenich AG	255,580	29,584,165
EXOR NV, NVS	136,390	15,316,681
Heineken Holding NV	178,720	14,668,076
Heineken NV	395,005	39,634,038
IMCD NV	78,588	11,992,929
ING Groep NV	4,549,407	81,276,767
InPost SA(a)	274,308	4,913,999
JDE Peet's NV	167,138	3,676,943
Koninklijke Ahold Delhaize NV	1,305,709	40,493,977
Koninklijke KPN NV	5,414,033	20,298,860
Koninklijke Philips NV(a)	1,103,945	30,154,094
NN Group NV	371,916	17,353,262
OCI NV	145,983	4,003,733
Prosus NV	1,944,265	70,589,650
Randstad NV	149,716	7,912,762
Universal Music Group NV	1,128,603	35,171,397
Wolters Kluwer NV	340,849	54,361,779
		1,197,900,442
Portugal — 0.6%
EDP - Energias de Portugal SA	4,314,102	17,554,209
EDP Renovaveis SA	429,855	6,907,939
Galp Energia SGPS SA	638,043	13,417,477
Jeronimo Martins SGPS SA	388,663	8,719,551
		46,599,176
Spain — 8.0%
Acciona SA	34,140	4,383,114
ACS Actividades de Construccion y Servicios SA	279,449	12,511,680
Aena SME SA(c)	103,354	20,212,176
Amadeus IT Group SA	618,957	44,182,649
Banco Bilbao Vizcaya Argentaria SA	8,006,956	86,886,320
Banco de Sabadell SA	7,461,470	15,694,220
Banco Santander SA	21,705,381	114,468,667
CaixaBank SA	5,160,383	29,553,863
Cellnex Telecom SA(c)	678,270	24,777,227
Endesa SA	437,404	8,711,717
Ferrovial SE	713,128	28,183,320
Grifols SA(a)(b)	418,696	4,255,784
Iberdrola SA	7,928,732	104,649,434
Industria de Diseno Textil SA	1,496,111	71,142,405
Redeia Corp. SA	392,304	7,069,970
Repsol SA	1,669,769	27,258,463
Telefonica SA	6,309,577	29,486,555
		633,427,564
Total Common Stocks — 98.3%
(Cost: $7,587,130,062)		7,811,229,690

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 1.2%
Bayerische Motoren Werke AG, Preference
Shares, NVS	81,029	$7,833,500
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	156,008	12,959,587
Henkel AG & Co. KGaA, Preference Shares, NVS	231,109	20,922,391
Porsche Automobil Holding SE, Preference
Shares, NVS	209,844	11,578,886
Sartorius AG, Preference Shares, NVS.	36,089	9,566,023
Volkswagen AG, Preference Shares, NVS	283,113	35,576,301
		98,436,688
Total Preferred Stocks — 1.2%
(Cost: $151,329,658)		98,436,688

Rights

France — 0.0%
Alstom SA, (Expires 06/17/24, Strike Price
EUR 13.00)(a)	396,184	424,892
Total Rights — 0.0%
(Cost: $—)		424,892
Total Long-Term Investments — 99.5%
(Cost: $7,738,459,720)		7,910,091,270
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	46,636,435	$46,650,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	22,780,000	22,780,000

Total Short-Term Securities — 0.9%
(Cost: $69,432,508)		69,430,426

Total Investments — 100.4%
(Cost: $7,807,892,228)		7,979,521,696

Liabilities in Excess of Other Assets — (0.4)%		(30,865,414)

Net Assets — 100.0%		$7,948,656,282

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,665,766	$—	$(6,007,751	)(a)	$(4,892)	$(2,697)	$46,650,426	46,636,435	$98,366	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,280,000	—	(1,500,000	)(a)	—	—	22,780,000	22,780,000	942,259		—
					$(4,892)	$(2,697)	$69,430,426		$1,040,625		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	659	06/21/24	$35,897	$(239,719)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,930,135	$7,752,299,555	$—	$7,811,229,690
Preferred Stocks	—	98,436,688	—	98,436,688
Rights	424,892	—	—	424,892
Short-Term Securities
Money Market Funds	69,430,426	—	—	69,430,426
	$128,785,453	$7,850,736,243	$—	$7,979,521,696
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(239,719)	$—	$(239,719)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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